Deferred Tax Balances (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Tax Balances [Abstract]
Schedule of Deferred Tax Liability	Deferred tax liability
	As at December 31, 2023	As at December 31, 2022
	EUR	EUR
The balance comprises temporary differences attributable to:
UYBA deferred tax liability	6,647	-
	6,647	-